Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 12, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	CAPITOL CITY BANCSHARES INC
Entity Central Index Key	0001070295
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,226,069
Entity Current Reporting Status	Yes
Entity Public Float			$ 21,112,450
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No